Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 187,946	$ 227,288	$ 290,245
Time charter and voyage expenses	(31,593)	(21,919)	(4,980)
Direct vessel expenses	(7,656)	(4,198)	(3,567)
Management fees (entirely through related party transactions)	(94,019)	(94,973)	(97,866)
General and administrative expenses	(18,569)	(13,969)	(17,057)
Depreciation and amortization	(56,307)	(56,880)	(57,617)
Interest income	7,998	10,042	4,767
Interest expense and finance cost	(77,975)	(76,438)	(75,987)
Bargain purchase gain	68,951	0	0
Gain on sale of vessels	25	0	11,749
Equity/ (loss) in net earnings of affiliated companies	(61,284)	(46,657)	15,499
Other income	28	82	377
Other expense	(3,918)	(1,277)	(2,685)
Net (loss)/ income	(86,373)	(78,899)	62,878
Dividend on restricted shares	(172)	(89)	(105)
Undistributed loss/ (income) attributable to Series C participating preferred shares	4,312	3,835	(3,058)
Net (loss)/ income attributable to common stockholders, basic	(82,233)	(75,153)	59,715
Dividend on restricted shares	0	0	105
Net (loss)/ income attributable to common stockholders, diluted	$ (82,233)	$ (75,153)	$ 59,820
Net (loss)/ income per share, basic	$ (8.4)	$ (7.5)	$ 6
Weighted average number of shares, basic	9,784,507	10,027,469	9,995,514
Net (loss)/ income per share, diluted	$ (8.4)	$ (7.5)	$ 6
Weighted average number of shares, diluted	9,784,507	10,027,469	10,049,077